CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)		€ 699,890	€ (1,703,668)	€ 1,512,057
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization		1,920,000	2,105,000	1,879,000
Share based compensation		1,900,000	160,000	260,000
US Paycheck Protection Program Forgiveness		(187,000)
Change in allowances for doubtful accounts & slow-moving inventories		363,000	734,000	176,000
Change in long-term provisions		(350,000)	455,000	(6,000)
Net capital loss on disposals of assets		142,000	291,000	79,000
Deferred tax expense (benefit)		(563,000)	45,000	(106,000)
Operating cash flow		3,925,000	2,087,000	3,794,000
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables		(103,000)	1,137,000	908,000
Decrease (Increase) in inventories		166,000	(554,000)	(1,036,000)
Decrease (Increase) in other assets		(210,000)	69,000	(60,000)
(Decrease) Increase in trade accounts and notes payable		(38,000)	(422,000)	(249,000)
(Decrease) Increase in accrued expenses, other current liabilities		706,000	(339,000)	445,000
Net change in operating assets and liabilities		520,000	(110,000)	6,000
Net cash generated by (used in) operating activities		4,445,000	1,977,000	3,800,000
Cash flows from investing activities:
Additions to capitalized assets produced by the Company		(1,161,000)	(1,339,000)	(1,020,000)
Acquisitions of property and equipment		(393,000)	(531,000)	(396,000)
Acquisitions of intangible assets		(92,000)	(103,000)	(35,000)
Decrease (Increase) of other financial assets		13,000	(2,000)	(14,000)
Increase in deposits and guarantees		(6,000)	(36,000)	(67,000)
Net cash generated by (used in) investing activities		(1,638,000)	(2,011,000)	(1,532,000)
Cash flow from financing activities:
Proceeds from capital increase	[1]	21,289,000
Proceeds from stock-option exercise		442,000	60,000	310,000
Proceeds from long term borrowings, net of financing costs		1,058,000	4,848,000	688,000
Repayment of long term borrowings		(1,401,000)	(519,000)	(1,087,000)
Repayment of obligations under financing leases		(406,000)	(321,000)	(396,000)
Increase (decrease) in bank overdrafts and short-term borrowings		(717,000)	(867,000)	(179,000)
Net cash generated by (used in) financing activities		20,266,000	3,201,000	(664,000)
Net effect of exchange rate changes on cash and cash equivalents		(585,000)	642,000	(182,000)
Net increase (decrease) in cash and cash equivalents		22,488,000	3,810,000	1,422,000
Cash and cash equivalents at beginning of year		24,696,000	20,886,000	19,464,000
Cash and cash equivalents at end of year		€ 47,183,000	€ 24,696,000	€ 20,886,000

[1]	The proceeds from capital increase of €21,289 thousands relate to the Company’s successful common stock offering in April 2021 – refer to note 17-1.